SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.	12 Months Ended
Dec. 31, 2011
SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2011

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

BALANCE SHEETS

	December 31,
	2010	2011
Assets
Current assets:
Cash and cash equivalents	5,461	1,980
Dividends receivable	8,404	49,038
Other current assets	1,128	1,143

Total current assets	14,993	52,161

Non-current assets:
Investment in subsidiaries	415,271	511,913
Other non-current assets	189	115

Total assets	430,453	564,189

Liabilities and equity
Current liabilities:
Short-term borrowings	—	20,000
Convertible notes – current	—	35,864
Accrued liabilities	762	494
Other tax payable	227	285
Other current liabilities	770	1,820

Total current liabilities	1,759	58,463

Non-current liabilities:
Convertible notes	35,864	—

Total liabilities	37,623	58,463

Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2010 and 2011; 560,972,080 and 570,489,352 issued and outstanding as of December 31, 2010 and 2011, respectively)	11,219	11,410
Additional paid-in capital	332,913	345,832
Accumulated deficit	22,180	103,159
Accumulated other comprehensive income	26,518	45,325

Total equity	392,830	505,726

Total liabilities and equity	430,453	564,189

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2009	2010	2011
Operating expenses:
Selling and marketing expenses	—	(75)	—
General and administrative expenses(1)	(15,561)	(10,449)	(11,473)

Operating loss	(15,561)	(10,524)	(11,473)
Equity in earnings of subsidiaries	63,929	75,287	90,212
Other income, net	5,261	26,298	2,685
Interest expense	(756)	(250)	(445)
Interest income	1	—	—

Income before income taxes	52,874	90,811	80,979
Income tax expense	—	—	—

Net income	52,874	90,811	80,979

Note(1):	General and administrative expenses include $2.6 million, $3.5 million and $3.5 million of share-based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively. These amounts have been classified as cost of revenues in the consolidated statements of operations for WuXi Pharmatech (Cayman) Inc.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS)

	Ordinary		Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Total Equity	Comprehensive Income
	Shares	Amount
Balance as of January 1, 2009	529,385,590	10,588	324,629	(121,505)	17,164	230,876
Cancellation of ordinary shares held in escrow in connection with acquisition	(4,120,526)	(82)	(15,090)	—	—	(15,172)
Issuance of ordinary shares pursuant to share option plan	25,344,192	506	913	—	—	1,419
Share-based compensation expense	—	—	10,220	—	—	10,220
Cumulative translation adjustment	—	—	—	—	(84)	(84)	(84)
Net income	—	—	—	52,874	—	52,874	52,874

Balance as of December 31, 2009	550,609,256	11,012	320,672	(68,631)	17,080	280,133	52,790

Issuance of ordinary shares pursuant to share option plan	10,362,824	207	2,156	—	—	2,363
Share-based compensation expense	—	—	10,085	—	—	10,085
Cumulative translation adjustment	—	—	—	—	9,438	9,438	9,438
Net income	—	—	—	90,811	—	90,811	90,811

Balance as of December 31, 2010	560,972,080	11,219	332,913	22,180	26,518	392,830	100,249

Issuance of ordinary shares pursuant to share option plan	9,517,272	191	1,446	—	—	1,637
Share-based compensation expense	—	—	11,473	—	—	11,473
Cumulative translation adjustment	—	—	—	—	18,807	18,807	18,807
Net income	—	—	—	80,979	—	80,979	80,979

Balance as of December 31, 2011	570,489,352	11,410	345,832	103,159	45,325	505,726	99,786

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

CASH FLOW STATEMENTS

	Year Ended December 31,
	2009	2010	2011
Operating activities:
Net income	52,874	90,811	80,979
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	9,292	9,210	10,227
Equity in earnings of subsidiaries	(63,929)	(75,287)	(90,212)
Loss (gain) on forward contracts marked to market	(689)	(745)	1,199
Gain from settlement of escrow shares	(1,672)	—	—
Changes in assets and liabilities:
Other current assets	525	670	(163)
Other non-current assets	74	74	74
Other current liabilities	1	(1)	—
Other taxes payable	28	(425)	59
Accrued liabilities	526	(1,115)	(269)

Net cash provided by (used in) operating activities	(2,970)	23,192	1,894

Investing activities:
Long-term investment in subsidiaries	(22,432)	(14,003)	(32,012)
Dividends received from subsidiaries	13,754	—	5,000

Net cash used in investing activities	(8,678)	(14,003)	(27,012)

Financing activities:
Repayment of short-term bank borrowings	(10,000)	(10,000)	—
Proceeds from short-term bank borrowings	14,000	—	20,000
Net proceeds/payment from revolving line of credit	6,000	—	—
Proceeds from exercise of share options	1,419	2,363	1,637

Net cash provided by (used in) financing activities	11,419	(7,637)	21,637

Net increase (decrease) in cash and cash equivalents	(229)	1,552	(3,481)
Cash and cash equivalents at beginning of period	4,138	3,909	5,461

Cash and cash equivalents at end of period	3,909	5,461	1,980

Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received	—	—	40,634

Note to Schedule 1

1) Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

2) The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3) Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

4) As of December 31, 2009, 2010 and 2011, there were no material contingencies, significant provision of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statement.

5) For the year ended December 31, 2009, $7.7 million and $6.0 million in cash dividends were paid to the Company by WXAT and WASH, respectively. For the year ended December 31, 2010, no cash dividend was paid to the Company by its subsidiaries. For the year ended December 31, 2011, $31.1 million and $13.8 million dividends were declared payable to the Company by WXAT and WASH, respectively, and $5.0 million in cash dividends were paid to the Company by WXAT.